REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
SCHEDULE OF PRODUCT AND SERVICE REVENUE
	For the years ended December 31,
	2021	2020	2019
Product sales	$5,103,399	$3,087,223	$248,939
Drone service	1,304,799	630,532	-
Services	645,667	645,756	1,131,488
	$7,053,865	$4,363,511	$1,380,427

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic revenue segmentation is as follows:

	For the years ended December 31,
	2021	2020	2019
Canada	$4,937,935	$2,270,862	$127,118
United States	2,071,492	1,982,404	1,251,199
International	44,438	110,245	2,110
	$7,053,865	$4,363,511	$1,380,427

SCHEDULE OF OPERATING SEGMENTS

Non current assets for each geographic segment are as follows:

	For the years ended December 31,
	Canada	United States	International
Goodwill	$2,166,564	$3,773,845	$-
Property and equipment	297,043	-	-
Intangible assets	219,093	374,808	-
Investments	291,066	-	-
Notes receivable	-	964,006	-
Right of use assets	468,106	-	-
	$3,441,872	$5,112,659	$-

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars